INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income tax provision (benefit) computed at statutory rate	$ (108,715)	$ 515,658	$ 852,640
Other	58,724	6,621	10,155
Effective Income Tax Rate Reconciliation Income Tax Expense Benefit	$ (49,991)	$ 522,279	$ 862,795